INCOME TAX (Details)	12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)
INCOME TAX
Outside China areas	¥ 4,011,449	$ 621,174	¥ (10,160,525)	¥ (28,447,953)
China	(30,402,528)	(4,707,838)	(9,679,757)	3,064,024
Loss before income tax	¥ (26,391,079)	$ (4,086,664)	¥ (19,840,282)	¥ (25,383,929)